Income Taxes (Tables)	12 Months Ended
Jul. 03, 2022
Income Tax Disclosure [Abstract]
Schedule of total loss before income taxes
	Fiscal Year Ended
	July 3, 2022	June 27, 2021
Loss before tax:
U.S.	$(31,388)	$(123,360)
Foreign	764	(4,136)
Total loss before tax	$(30,624)	$(127,496)

Schedule of income tax (benefit) expense
	Fiscal Year Ended
	July 3, 2022	June 27, 2021
Current income tax provision:
Federal	$2,481	$—
State and local	3,601	505
Foreign	107	(122)
Total current provision	6,189	383
Deferred income tax provision:
Federal	(6,307)	9
State and local	(895)	(1,707)
Foreign	323	280
Total deferred provision	(6,879)	(1,418)
Total income tax benefit	$(690)	$(1,035)

Schedule of provision for income taxes
	Fiscal Year Ended
	July 3, 2022		June 27, 2021
Federal statutory rate	$(6,431)	21.0%	$(26,774)	21.0%
State and local tax net of federal benefit	6,675	(21.8)	(6,190)	4.9
Deferred tax asset valuation allowance	(29,901)	97.6	34,060	(26.7)
Business Combination and asset acquisition items	10,800	(35.3)	—	—
Compensation limited by section 162(m) of the Internal Revenue Code	17,590	(57.4)	—	—
Uncertain tax positions	1	—	2	0.0
Foreign tax rate difference	65	(0.2)	(1,251)	1.0
Other	511	(1.6)	(882)	0.6
Effective tax rate	$(690)	2.3%	$(1,035)	0.8%

Schedule of tax effects of temporary differences and carryforwards
	July 3, 2022	June 27, 2021
Deferred income tax assets:
Reserves not currently deductible	$21,961	$40,458
Capital lease liability	105,157	98,545
Net operating loss, interest, and tax credit carryforwards	109,504	132,184
Subtotal	236,622	271,187
Less: Valuation allowance	138,605	166,323
Total net deferred income tax assets	98,017	104,864

Deferred income tax liabilities:
Property and equipment	83,994	85,377
Favorable and unfavorable leases	7,827	8,886
Goodwill and intangibles	21,078	22,468
Total deferred income tax liabilities	112,899	116,731
Net deferred income tax liabilities	$14,882	$11,867

Schedule of reconciliation of unrecognized tax benefits
	July 3, 2022	June 27, 2021
Balance at beginning of year	$26	$22
Additions for tax positions of prior years	1	4
Reductions for tax positions of prior years	—	—
Tax settlements	—	—
Balance at end of year	$27	$26